Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Period End Date	Dec. 31, 2022
Document Shell Company Report	false
Entity File Number	001-40540
Entity Registrant Name	Atour Lifestyle Holdings Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1st Floor, Wuzhong Building,
Entity Address, Adress Line Two	618 Wuzhong Road,
Entity Address, Address Line Three	Minhang District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	201103
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Document Accounting Standard	U.S. GAAP
Entity Central Index Key	0001853717
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
ICFR Auditor Attestation Flag	false
Auditor Name	KPMG Huazhen LLP
Auditor Location	Shanghai, China
Auditor Firm ID	1186
American depositary shares, each ADS represents three Class A ordinary shares, par value US$0.0001 per share
Document and Entity Information
Title of 12(b) Security	American depositary shares, each ADS represents three Class A ordinary shares, par value US$0.0001 per share
Trading Symbol	ATAT
Security Exchange Name	NASDAQ
Class A ordinary shares
Document and Entity Information
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share*
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	319,677,037
Class B ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	73,680,917
Business Contact
Document and Entity Information
Entity Address, Address Line One	18th Floor, Wuzhong Building,
Entity Address, Adress Line Two	618 Wuzhong Road
Entity Address, Address Line Three	Minhang District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Contact Personnel Name	Haijun Wang
Entity Address, Postal Zip Code	201103
City Area Code	021
Country Region	86
Local Phone Number	64059928
Contact Personnel Email Address	IR@yaduo.com